Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (94,331)	$ (31,674)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,799	4,447
Non-cash lease expense related to operating lease right-of-use assets	1,429	1,885
Stock-based compensation	8,407	122
Loss on change in fair value of earn-out liability	31,300	0
Loss on disposal of fixed assets	10
Changes in assets and liabilities:
Accounts receivable and unbilled services, net (including amounts with related parties)	501	(7,860)
Prepaid expenses and other current assets	(6,026)	(226)
Other assets	(142)	363
Accounts payable	5,243	3,832
Accrued expenses and other current liabilities	7,158	6,782
Deferred revenue	2,044	632
Operating lease liabilities	(1,112)	(3,607)
Other, net	1,242	(172)
Net cash used in operating activities	(36,478)	(25,476)
Investing activities
Capitalization of software development costs	(19,345)	(5,814)
Purchases of fixed assets	(1,231)	(352)
Net cash used in investing activities	(20,576)	(6,166)
Financing activities
Proceeds from Series D-1 financing, net of issuance costs		39,860
Repurchase of common stock		(3,675)
Proceeds from warrant exercises	10
PIPE shares issuance, net of transaction costs	184,530
Merger shares issuance, net of transaction costs	52,200
Cash received from stock option exercises	1,432	132
Net cash provided by financing activities	238,172	36,317
Net increase in cash, cash equivalents, and restricted cash	181,118	4,675
Cash, cash equivalents, and restricted cash, beginning of period	33,483	28,808
Cash, cash equivalents, and restricted cash, end of period	214,601	33,483
Supplemental disclosures of non-cash activities
Net change in accounts payable and accrued expenses and other current liabilities related to capitalized software and fixed asset additions	(4,325)	(375)
ROU asset obtained in exchange for operating lease liabilities	(1,305)	$ (4,096)
Conversion of preferred stock into common stock	(143,086)
Earn-out shares	$ 67,600